GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL.
Schedule of company's goodwill

As at January 1, 2024	31,921
Effect of Movement in exchange rates	801
As at December 31, 2024	32,722

Effect of movements in exchange rates	(1,516)
As at December 31, 2025	31,206